Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds III
Prospectus Date	rr_ProspectusDate	Aug. 01, 2024
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2024